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AXA Equitable Life Insurance Company

SUPPLEMENT DATED JUNE 1, 2008 TO THE CURRENT PROSPECTUSES FOR:

EQUI-VEST(R)                     EQUI-VEST(R) Vantage(SM)
EQUI-VEST(R) TSA Advantage(SM)   EQUI-VEST(R) At Retirement(SM)
EQUI-VEST(R) Strategies          EQUI-VEST(R) Employer Sponsored
EQUI-VEST(R) Express(SM)         Retirement Programs

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This Supplement modifies certain information in the above-referenced prospectuses, supplements to prospectuses and statements of additional information, (together the "Prospectuses"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

SYSTEMATIC WITHDRAWALS

For all prospectuses except EQUI-VEST(R) Express(SM), the following replaces the third paragraph under "Systematic withdrawals" in "Accessing your money" in your Prospectus:

If you choose to have a fixed dollar amount taken from the variable investment options and the guaranteed interest option, you may elect to have the amount of the withdrawal subtracted from your account value in one of three ways:

(1) pro rata from all the variable investment options, including the guaranteed interest option, in which you have value (without using up your total value in those options); or

(2) pro rata from all the variable investment options, including the guaranteed interest option, in which you have value (until your total value in those options is used up); or

(3) you may specify a dollar amount from only one variable investment option or the guaranteed interest option. If you choose this option and the value in your selected investment option drops below the requested amount, the requested amount will be taken on a pro rata basis from all of the investment options in which you have value (until your total value in those options is used up).

For contracts that offer fixed maturity options:

If you are invested in fixed maturity options, you may not elect option (1) or
(2).
                                 ----------------

For EQUI-VEST(R) Express(SM), the following replaces the second paragraph under "Systematic withdrawals" in "Accessing your money" in your Prospectus:

You may withdraw a fixed-dollar amount from the variable investment options. You do not have to maintain a minimum amount. You may elect to have the amount of the withdrawal subtracted from your account value in one of three ways:

(1) pro rata from all the variable investment options in which you have value (without using up your total value in those options); or

(2) pro rata from all the variable investment options in which you have value (until your total value in those options is used up); or

(3) you may specify a dollar amount from only one variable investment option. If you choose this option and the value in your selected variable investment option drops below the requested amount, the requested amount will be taken on a pro rata basis from all of the variable investment options in which you have value (until your total value in those options is used up).

For contracts that offer fixed maturity options:

If you are invested in fixed maturity options, you may not elect option (1) or
(2).




    Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.

EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable Life
  Insurance Company. EQUI-VEST(R) At Retirement(SM), EQUI-VEST(R) Express(SM), EQUI-VEST(R) TSA Advantage(SM) and EQUI-VEST(R) Vantage(SM) are service marks of
                     AXA Equitable Life Insurance Company.


                      AXA Equitable Life Insurance Company
                1290 Avenue of the Americas, New York, NY 10104
                                  212-554-1234

NB/IF (SAR)                                                               x02131
Form # 888-523 (5/08)                                              140586 (5/08)